Supplement to the
Fidelity® Clean Energy ETF
October 30, 2024
Summary Prospectus

Effective December 20, 2024, Securities Lending Risk is no longer a principal investment risk for the fund.
CET-SUSTK-1224-100 1.9918792.100	December 6, 2024